Variable Interest Entities - Additional Information (Detail)							3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended						1 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2012 USD ($)	Apr. 30, 2012 USD ($)	Jul. 31, 2011 AirCraft	Apr. 30, 2011 USD ($)	Jul. 31, 2012 European Investor	Apr. 30, 2012 European Investor	Jul. 31, 2012 EEA Helicopters Operations B.V. USD ($)	Jul. 31, 2012 EEA Helicopters Operations B.V. EUR (€)	Apr. 30, 2012 EEA Helicopters Operations B.V. USD ($)	Apr. 30, 2012 EEA Helicopters Operations B.V. EUR (€)	Apr. 30, 2011 EEA Helicopters Operations B.V. USD ($)	Jul. 31, 2012 BHH - Brazilian Helicopter Holdings S.A. (BHH)	Apr. 30, 2012 BHH - Brazilian Helicopter Holdings S.A. (BHH)	Jul. 31, 2012 CHC Helicopters Canada Inc (CHC Canada)	Apr. 30, 2012 CHC Helicopters Canada Inc (CHC Canada)	Jul. 31, 2012 Thai Aviation Services	Apr. 30, 2012 Thai Aviation Services	Jul. 31, 2012 Thai Investors	Apr. 30, 2012 Thai Investors	Jul. 31, 2012 Related Party Lessors USD ($) AirCraft	Jul. 31, 2011 Related Party Lessors USD ($) AirCraft	Apr. 30, 2012 Related Party Lessors USD ($) AirCraft	Apr. 30, 2011 Related Party Lessors USD ($) AirCraft	Jul. 31, 2012 Other VIE lessors Lessor AirCraft	Apr. 30, 2012 Other VIE lessors Lessor AirCraft	Apr. 30, 2011 Other VIE lessors AirCraft	Apr. 30, 2012 Trinity USD ($) AirCraft	Apr. 30, 2012 Common Class B CHC Helicopter S.A.	Jul. 31, 2012 Common Class B CHC Helicopter S.A.	Apr. 30, 2012 Common Class A European Investor	Jul. 31, 2012 Common Class A European Investor	Jul. 31, 2012 Common Class A CHC Helicopters Canada Inc (CHC Canada)	Apr. 30, 2012 Common Class A CHC Helicopters Canada Inc (CHC Canada)	Jul. 31, 2012 Class B Non Voting Preferred Shares CHC Helicopters Canada Inc (CHC Canada)	Apr. 30, 2012 Class B Non Voting Preferred Shares CHC Helicopters Canada Inc (CHC Canada)
Variable Interest Entity [Line Items]
Percentage of ownership of common shares												60.00%	60.00%			29.90%	29.90%											49.90%	49.90%	50.10%	50.10%	25.00%	25.00%	100.00%	100.00%
Number of common shares owned																												9,896,085	9,896,085	9,935,750	9,935,750	200,000	200,000	200,000	200,000
Ownership of shares in profit certificates							7,000,000	7,000,000	7,000,000	7,000,000
Par value of shares in profit certificates								€ 1		€ 1
Percentage of cumulative annual dividend of issue price of each Profit Certificate							30.00%	30.00%	30.00%	30.00%
Percentage of cumulative annual dividend of issue price of each Profit Certificate after specific number of years							5.00%	5.00%	5.00%	5.00%
Cumulative annual dividend								€ 2,100,000		€ 2,100,000
Cumulative annual dividend after 7 years of issuance								350,000		350,000
Initial period to receive specific percentage of dividend on Profit Certificates							7 years	7 years	7 years	7 years
Non-controlling interest shared by owners					50.10%	50.10%						80.00%	80.00%					70.10%	70.10%
Redeemable non-controlling interests	4,299,000	1,675,000		3,087,000			4,300,000		1,700,000		3,100,000
Percentage of Non-voting preferred shares owned												100.00%	100.00%
Percentage of ordinary voting preferred shares												20.00%	20.00%
Margin percentage on original capital contribution to calculate Put or Call Price												2.00%	2.00%	6.00%	6.00%
Remaining number of common shares owned																																600,000	600,000
Remaining percentage of common shares owned																																75.00%	75.00%
Number of aircraft under operating lease agreements			11																	28	14	25	14	8	8	10	2
Book value of aircrafts owned																											13,200,000
Operating lease expense																				10,900,000	5,700,000	28,800,000	20,500,000
Operating lease expense outstanding in payables and accruals	$ 216,132,000	$ 217,464,000																		$ 4,700,000		$ 4,400,000	$ 3,000,000
Number of lessor																								2	2